Revenue	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Revenue
Note 2 - Revenue
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Sales of vehicles[1]	669,241	578,398	1,198,973	1,016,817
Sales of software and performance engineered kits	5,686	6,333	12,440	10,862
Sales of carbon credits	532	145	532	1,313
Vehicle leasing revenue	3,287	3,060	7,493	7,934
Other revenue	6,501	1,134	11,827	4,371
Total	$685,247	$589,070	$1,231,265	$1,041,297
1 - Revenue related to sales of vehicles are inclusive of extended and connected services recognized over time.
For the three and six months ended June 30, 2023 and 2022, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles and software performance upgrades.
The Group's largest customer that is not a related party accounted for $155,820 (23%) and $271,246 (22%) of revenue, respectively, for the three and six months ended June 30, 2023. For the three and six months ended June 30, 2022, no sole customer, that is not a related party, exceeded 10% of total revenue. Refer to Note 11 - Related party transactions for further details on revenues from related parties.
Contract liabilities

	Sales generated obligation	Deferred revenue - extended service	Deferred revenue - connected service	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2023	13,069	40,792	30,093	12,515	96,469
Provided for during the period	32,647	15,760	8,466	16,615	73,488
Settled during the period	(26,695)	—	—	—	(26,695)
Released during the period	—	(10,300)	(2,463)	(9,280)	(22,043)
Effect of foreign currency exchange rate differences	(91)	(96)	(1,279)	156	(1,310)
Balance as of June 30, 2023	$18,930	$46,156	$34,817	$20,006	$119,909
of which current	18,930	22,057	5,216	15,439	61,642
of which non-current	—	24,099	29,601	4,567	58,267
As of June 30, 2023, contract liabilities amounted to $119,909, of which $18,930 was related to variable consideration payable to fleet customers in the form of volume related bonuses and $100,979 was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue.